Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-38640
Entity Registrant Name	AUDIOEYE, INC.
Entity Central Index Key	0001362190
Entity Tax Identification Number	20-2939845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5210 E. Williams Circle
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85711
City Area Code	866
Local Phone Number	331-5324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	AEYE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false